Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives in years	5 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives description	Lesser of lease life or economic life
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives in years	5 years
Computers and Software
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives in years	5 years